Stock-Based and Employee Savings Plans - Employee Stock Purchase Plan (Details) - PayPal Holdings, Inc. Employee Stock Purchase Plan - $ / shares	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized (in shares)	50,000,000
Maximum duration of common stock purchasing period		2 years
Purchase price of common stock, percent of fair market value		85.00%
Purchase period		6 months
Purchased number of shares under the employee stock purchase plan (in shares)		2,400,000	2,700,000	2,700,000
Average price of shares purchased under the employee stock purchase plan (in usd per share)		$ 43.09	$ 34.06	$ 29.49
Number of shares available for grant (in shares)		53,000,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee subscription rate		2.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee subscription rate		10.00%